EQUITY (Option Grants) (Details) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 02, 2017	Dec. 02, 2016	Jun. 02, 2016	Apr. 02, 2016	Mar. 28, 2017	Dec. 31, 2016
Common stock reserved for issuance under option plan						5,000,000
Stock options granted under plan						2,584,000
Exercise price per share of options granted						$ 1.00
Options canceled						252,000
Subsequent Event [Member]
Stock options vested in period	100,000
Incentive and Non-qualified Stock Options [Member]
Stock options granted under plan						1,150,000
Exercise price per share of options granted						$ 1.00
Life of options						8 years
Value of the options using the Black-Scholes pricing model						$ 365,343
Incentive Stock Options ISO [Member]
Stock options granted under plan						500,000
Stock options vested in period						100,000
Incentive Stock Options ISO [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period						100,000
Incentive Stock Options ISO [Member] | Vesting on January 1, 2019 [Member]
Stock options vested in period						100,000
Incentive Stock Options ISO [Member] | Vesting on January 1, 2020 [Member]
Stock options vested in period						100,000
Non-qualified Stock Options [Member]
Stock options granted under plan						650,000
Stock options vesting monthly, per month						17,000
Stock options vested in period						38,000
Non-qualified Stock Options [Member] | Subsequent Event [Member]
Stock options vested in period	17,000
2016 Omnibus Incentive Plan [Member]
Common stock reserved for issuance under option plan						2,668,000
Shares available for grant						5,000,000
Stock options granted under plan						2,332,000
Exercise price per share of options granted						$ 1.00
Value of the options using the Black-Scholes pricing model						$ 593,775
2016 Omnibus Incentive Plan [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period						100,000
Director of Clinical Research [Member]
Stock options granted under plan						120,000
Exercise price per share of options granted						$ 1.00
Life of options						3 years
Stock options vesting monthly, per month						3,333
Value of the options using the Black-Scholes pricing model						$ 25,974
Chief Financial Officer [Member]
Stock options granted under plan						306,000
Exercise price per share of options granted						$ 1.00
Life of options						3 years
Stock options vesting monthly, per month						8,500
Value of the options using the Black-Scholes pricing model						$ 66,233
Chief Financial Officer [Member] | 2016 Omnibus Incentive Plan [Member]
Stock options granted under plan		306,000
Exercise price per share of options granted		$ 1.00
Life of options		3 years
Stock options vesting monthly, per month		8,500
Chief Financial Officer [Member] | 2016 Omnibus Incentive Plan [Member] | Subsequent Event [Member]
Stock options vested in period					25,500
Vice President of Emerging Therapies [Member]
Stock options granted under plan			252,000			252,000
Exercise price per share of options granted			$ 1.00			$ 1.00
Life of options			3 years			3 years
Stock options vesting monthly, per month						7,000
Value of the options using the Black-Scholes pricing model						$ 42,113
Chief Clinical Engineering Officer [Member]
Stock options granted under plan				252,000		252,000
Exercise price per share of options granted				$ 1.00		$ 1.00
Life of options				3 years		3 years
Stock options vesting monthly, per month						7,000
Value of the options using the Black-Scholes pricing model						$ 47,056
Chief Innovation Officer [Member]
Stock options granted under plan				252,000		252,000
Exercise price per share of options granted				$ 1.00		$ 1.00
Life of options				3 years		3 years
Stock options vesting monthly, per month						7,000
Value of the options using the Black-Scholes pricing model						$ 47,056
Vice President of Clinical Affairs [Member]
Stock options granted under plan				252,000		252,000
Exercise price per share of options granted				$ 1.00		$ 1.00
Life of options				3 years		3 years
Stock options vesting monthly, per month						7,000
Value of the options using the Black-Scholes pricing model						$ 47,056
Options canceled						252,000